Accrued Operating Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Summary of Trade Payables and Accrued Operating Expenses

	December 31, 2023	December 31, 2022
	S$’000	S$’000
Deferred income	2,704	2,375
Accrued operating expenses	39,373	39,063

Others	3,689	2,931
	45,766	44,369